STOCKHOLDERS DEFICIT (Details 1) - Warrant [Member] - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Outstanding, Beginning Balance	1,800,000	1,800,000	1,800,000	1,200,000
Granted	0	0	0	600,000
Outstanding, Ending Balance	1,800,000	1,800,000	1,800,000	1,800,000
Warrants exercisable			1,800,000
Weighted-Average Exercise Price, Beginning Balance	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Weighted-Average Exercise Price, Granted				0.10
Weighted-Average Exercise Price, Ending Balance	$ 0.10	$ 0.10	0.10	$ 0.10
Weighted-Average Exercise Price, Warrants exercisable			$ 0.10